Other Financial Assets	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Financial Assets	Other Financial Assets

	JPY (millions) As of March 31
	2021	2022
Derivative assets	¥64,100	¥41,890
Investment in convertible notes at fair value through P&L	12,176	10,409
Investment in debt instruments at fair value through P&L	800	1,052
Investment in equity instruments at fair value through OCI	145,070	148,451
Financial assets associated with contingent consideration arrangements	25,446	26,852
Other	24,888	30,205
Total	¥272,480	¥258,859
Non-current	¥235,882	¥233,554
Current	¥36,598	¥25,305
As of March 31, 2021 and 2022, equity instruments included 92,602 million JPY and 84,188 million JPY, respectively, of investments in public companies. These are considered Level 1 in the fair value hierarchy as defined in Note 27. The remainder of the equity instruments primarily relates to investments acquired in connection with collaborations and licensing agreements (Note 13) and are considered Level 3 investments in the fair value hierarchy.
As of March 31, 2021 and 2022, financial assets associated with contingent consideration arrangements are assets mainly recognized in relation to the divestiture of XIIDRA (Note 27) and are considered Level 3 investments in the fair value hierarchy.